SHARE CAPITAL - Schedule of range of exercise prices of outstanding warrants (Details)	May 31, 2020 Share $ / shares	May 31, 2019 Share	May 31, 2018 Share
Schedule Of Warrant [Line Items]
Outstanding	731,195	1,690,893	1,972,321
Nov 08, 2020
Schedule Of Warrant [Line Items]
Warrants exercise price | $ / shares	$ 3.40
Outstanding	93,750
Dec 21, 2020
Schedule Of Warrant [Line Items]
Warrants exercise price | $ / shares	$ 4.68
Outstanding	251,374
Dec 21, 2020
Schedule Of Warrant [Line Items]
Warrants exercise price | $ / shares	$ 3.12
Outstanding	10,099
Jan 04, 2021
Schedule Of Warrant [Line Items]
Warrants exercise price | $ / shares	$ 4.68
Outstanding	344,748
Jan 04, 2021
Schedule Of Warrant [Line Items]
Warrants exercise price | $ / shares	$ 3.12
Outstanding	10,391
Aug 30, 2021
Schedule Of Warrant [Line Items]
Warrants exercise price | $ / shares	$ 1.80
Outstanding	20,833